Summary of Significant Accounting Policies (Details) - Schedule of Noncontrolling Interests	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 122,663,493	$ 17,211,581	¥ 8,568,730
VIDA [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(39,637,711)	(5,561,782)	(39,704,812)
Viru [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	(9,229,058)	(1,294,979)	(141,931)
MicroAlgo [Member]
Schedule of Noncontrolling Interests [Line Items]
Total noncontrolling interests	¥ 171,530,262	$ 24,068,342	¥ 48,415,473